Investments in joint ventures - Narrative (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pan American Energy
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	60.00%
Pan American Energy | Bridas Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	40.00%
Joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts		$ 0	$ 0	$ 0
Doubtful debt provision, expense		$ 0	$ 0	$ 0
Joint ventures | Minimum
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables		30 days
Joint ventures | Maximum
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables		45 days